Other payables and accruals (Tables)	12 Months Ended
Jun. 30, 2012
Other Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accruals consisted of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Other payables for acquisition of Wentai Education	1,697,611	1,000,000	157,406
Other payables to ex-shareholders of LNS and Wentai Education	6,075,692	950,000	149,536
Accrued social welfare payments	2,399,976	1,201,089	189,059
Accrued salaries	2,661,785	6,271,585	987,185
Accrued bonus	-	2,391,722	376,471
Accrued consultation fee	734,352	906,992	142,766
Accrued professional fee for the disposal of ELP business	6,819,730	-	-
Accrued audit fee	1,102,608	1,473,552	231,946
Receipts in advance	6,515,763	8,146,138	1,282,251
Deposits for franchise	634,940	744,940	117,258
Other tax payable	3,616,873	2,157,119	339,542
Others	1,977,487	2,682,255	422,203
	34,236,817	27,925,392	4,395,623